Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 207,357	€ 133,627
Interest	21,832	11,222
Total	229,189	144,849
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital		89,268
Interest		3,428
Total		92,696
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	126,496	12,063
Interest	9,682	2,785
Total	136,179	14,848
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	25,533	10,688
Interest	5,784	2,014
Total	31,317	12,702
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	22,859	8,024
Interest	3,520	1,398
Total	26,379	9,422
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	15,831	6,907
Interest	1,868	838
Total	17,699	7,745
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	12,017
Interest	815
Total	12,831
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	4,621	6,677
Interest	163	759
Total	€ 4,784	€ 7,436